Intangible Assets - Aggregate Amortization Expense (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles	$ 199	$ 223	$ 274
Merchant Processing Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles	50	64	74
Core Deposit Benefits [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles	38	41	60
Trust Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles	27	34	39
Other Identified Intangibles [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles	$ 84	$ 84	$ 101